Note 11 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current deferred tax assets:
Operating loss carryforward	¥ 1,079	¥ 4,313
Less: valuation allowances	(1,079)	(4,313)
Non-current deferred tax assets:
Operating loss carryforward, after offset effect of ASU 2013-11	27,245	33,930
Less: valuation allowances	(25,587)	(31,292)
Non-current deferred tax asset, net	1,658	2,638
Total	1,658	2,638
Deferred tax liabilities:
Intangible assets, net	3,895	6,769
Investment income	18,162	18,162
Total	¥ 22,057	¥ 24,931